QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
92.30%	COMMON STOCKS
2.21%	COMMUNICATION SERVICES
	Advantage Solutions, Inc.(A)	184	$5,058
	CarGurus, Inc.(A)	1,368	48,263
	Cars.com, Inc.(A)	2,352	18,863
	Cinemark Holdings, Inc.	2,016	56,045
	Gambling.com Group Ltd. ADR(A)	888	3,303
	John Wiley & Sons, Inc. Class A	720	27,331
	The Marcus Corp.	456	7,656
	MediaAlpha, Inc.(A)	1,224	11,555
	Nexxen International Ltd. ADR(A)	240	1,574
	Playtika Holding Corp. ADR	21,912	59,601
	PubMatic, Inc.(A)	336	2,728
	Sinclair, Inc.	3,024	39,856
	Spok Holdings, Inc.	120	1,349
	Travelzoo(A)	384	2,173
	Yelp, Inc.(A)	1,272	31,558
	Ziff Davis, Inc.(A)	1,008	42,255
			359,168

11.41%	CONSUMER DISCRETIONARY
	Abercrombie & Fitch Co.(A)	960	83,702
	Academy Sports & Outdoors, Inc.	1,176	63,821
	Adient plc ADR(A)	816	15,675
	Adtalem Global Education, Inc.(A)	576	65,681
	American Axle & Manufacturing Holdings, Inc.(A)	1,104	6,017
	American Eagle Outfitters, Inc.	2,688	43,250
	Asbury Automotive Group, Inc.(A)	240	46,428
	BJ’s Restaurants, Inc.(A)	336	11,703
	Bloomin’ Brands, Inc.	3,240	17,302
	Brinker International, Inc.(A)	912	124,661
	Caleres, Inc.	456	4,729
	Carter’s, Inc.	984	34,155
	Cracker Barrel Old Country Store, Inc.	312	8,661
	Dana, Inc.	1,104	35,129

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Designer Brands, Inc.	480	$2,558
Driven Brands Holdings, Inc.(A)	3,336	40,599
El Pollo Loco Holdings, Inc.(A)	192	2,650
Flexsteel Industries, Inc.	48	2,150
Garrett Motion, Inc. ADR	6,384	111,784
Gentherm, Inc.(A)	336	9,143
GigaCloud Technology, Inc. ADR(A)	1,248	51,854
G-III Apparel Group Ltd.	480	12,965
Golden Entertainment, Inc.	72	1,893
Green Brick Partners, Inc.(A)	1,536	96,384
Haverty Furniture Cos., Inc.	72	1,515
Holley, Inc.(A)	576	1,716
Hovnanian Enterprises, Inc.(A)	144	15,457
Inspired Entertainment, Inc.(A)	528	3,670
J Jill, Inc.	528	7,899
JAKKS Pacific, Inc.	216	4,212
KB Home	1,152	58,188
La-Z-Boy, Inc.	456	14,574
Legacy Housing Corp.(A)	312	6,281
The Lovesac Co.(A)	120	1,685
M/I Homes, Inc.(A)	720	85,414
Marriott Vacations Worldwide Corp.	144	9,320
Mister Car Wash, Inc.(A)	4,416	30,779
Movado Group, Inc.	120	2,912
Oxford Industries, Inc.	288	10,460
Phinia, Inc.	384	25,313
Polaris, Inc.	840	44,864
RCI Hospitality Holdings, Inc.	120	2,797
Sally Beauty Holdings, Inc.(A)	2,952	39,586
Shoe Carnival, Inc.	384	5,906
Signet Jewelers Ltd. ADR	600	48,630
Steven Madden Ltd.	888	28,940
Strattec Security Corp.(A)	24	1,810
Stride, Inc.(A)	1,752	147,466
Target Hospitality Corp.(A)	1,824	16,872
Taylor Morrison Home Corp.(A)	2,424	138,677

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Torrid Holdings, Inc.(A)	4,968	$8,793
	Tri Pointe Homes, Inc.(A)	672	31,382
	United Parks & Resorts, Inc.(A)	1,728	53,378
	Upbound Group, Inc.	840	15,128
	Victoria’s Secret & Co.(A)	984	42,597
	Visteon Corp.	384	32,913
	XPEL, Inc.(A)	432	17,241
			1,849,269

2.98%	CONSUMER STAPLES
	The Andersons, Inc.	456	32,636
	Cal-Maine Foods, Inc.	696	54,747
	Central Garden & Pet Co.(A)	984	36,497
	The Chefs’ Warehouse, Inc.(A)	456	26,845
	Dole plc ADR	1,944	27,974
	FitLife Brands, Inc.(A)	120	1,713
	Herbalife Ltd. ADR(A)	9,888	142,486
	Interparfums, Inc.	672	60,776
	J & J Snack Foods Corp.	96	7,747
	Lifevantage, Corp.	312	1,373
	Medifast, Inc.(A)	168	1,678
	MGP Ingredients, Inc.	240	4,418
	Mission Produce, Inc.(A)	840	11,508
	PriceSmart, Inc.	408	60,449
	Universal Corporation of Virginia	240	12,734
			483,581

11.00%	ENERGY
	Ardmore Shipping Corp. ADR	1,080	16,189
	Dorian LPG Ltd. ADR	1,200	39,828
	Excelerate Energy, Inc.	1,536	51,164
	Flowco Holdings, Inc.	4,320	88,344
	Gulfport Energy Corp.(A)	552	118,597
	Helix Energy Solutions Group, Inc.(A)	1,896	18,486
	HighPeak Energy, Inc.(A)	840	6,392
	International Seaways, Inc. ADR	2,088	148,102

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Liberty Energy, Inc.	5,544	$160,000
	Murphy Oil Corp.	3,600	150,480
	Nabors Industries Ltd. ADR(A)	864	75,540
	Navigator Holdings Ltd. ADR	1,824	34,875
	Nordic American Tankers Ltd. ADR	4,368	24,941
	Par Pacific Holdings, Inc.(A)	960	61,344
	Patterson-UTI Energy, Inc.	1,776	19,625
	Peabody Energy Corporation	2,784	99,333
	ProFrac Holding Corp.(A)	1,368	8,591
	ProPetro Holding Corp.(A)	1,752	25,667
	Riley Exploration Permian, Inc.	864	31,717
	RPC, Inc.	2,376	16,988
	Scorpio Tankers, Inc. ADR	1,848	136,124
	Teekay Tankers, Ltd. ADR	1,248	89,893
	Tidewater, Inc.(A)	1,440	117,922
	VAALCO Energy, Inc.	2,880	18,806
	Valaris Ltd. ADR(A)	1,848	181,843
	W&T Offshore, Inc.	11,760	42,336
			1,783,127

13.94%	FINANCIALS
	1st Source Corp.	240	16,457
	Acadian Asset Management, Inc.	1,944	101,632
	Amalgamated Financial Corp.	696	26,615
	American Coastal Insurance Corp.	3,432	38,816
	Axos Financial, Inc.(A)	984	81,554
	The Bancorp, Inc.(A)	1,752	90,946
	The Bank of N.T. Butterfield & Son Ltd. ADR	1,248	64,609
	Bank7 Corp.	168	6,681
	Capital Bancorp, Inc.	240	7,097
	Cathay General Bancorp	360	17,600
	Community Trust Bancorp, Inc.	96	5,811
	Customers Bancorp, Inc.(A)	264	17,754
	CVB Financial Corp.	96	1,833
	Donnelley Financial Solutions(A)	2,088	96,946

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Employers Holdings, Inc.	192	$7,889
Enact Holdings, Inc.	3,120	127,265
Enterprise Financial Services Corp.	120	6,468
Equity Bancshares, Inc.	48	2,114
Essent Group Ltd. ADR	1,848	107,554
Evertec, Inc. ADR	5,088	142,057
Farmers National Banc Corp.	336	4,402
First BanCorp ADR	3,384	70,556
First Commonwealth Financial Corporation	360	6,239
First Financial Bancorp	456	12,449
Fulton Financial Corp.	816	16,043
Hamilton Insurance Group Ltd. ADR	1,344	39,258
Hancock Whitney Corp.	456	28,445
HBT Financial, Inc.	336	9,102
Heritage Insurance Holdings, Inc.(A)	1,368	35,924
Independent Bank Corporation	312	10,218
International Money Express, Inc.(A)	2,136	33,749
Jackson Financial, Inc.	1,704	175,495
Kingstone Cos., Inc.	1,032	14,892
Mercantile Bank Corp.	240	12,007
NCR Atleos Corp.(A)	3,480	148,283
NerdWallet, Inc.(A)	1,992	20,119
NMI Holdings, Inc.(A)	2,736	102,463
Northeast Community Bancorp, Inc.	384	9,166
Old Second Bancorp, Inc.	648	12,863
OppFi, Inc.	2,328	17,716
Orange County Bancorp, Inc.	168	5,423
Orrstown Financial Services, Inc.	288	10,241
Paysafe, Ltd. ADR(A)	2,040	13,607
Peoples Bancorp, Inc.	144	4,677
PJT Partners, Inc.	1,272	175,663
Plumas Bancorp	48	2,323
Preferred Bank	312	28,021
Prog Holdings, Inc.	2,616	74,321
QCR Holdings, Inc.	144	12,154

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Red River Bancshares, Inc.	24	$2,158
	S&T Bancorp, Inc.	48	1,982
	Sezzle, Inc.(A)	1,464	88,909
	SiriusPoint Ltd. ADR(A)	2,016	42,679
	Southern Missouri Bancorp, Inc.	48	3,031
	Universal Insurance Holdings, Inc.	480	16,397
	World Acceptance Corp.(A)	120	16,000
	WSFS Financial Corp.	240	15,463
			2,260,136

11.69%	HEALTH CARE
	Accuray, Inc.(A)	2,568	874
	AdaptHealth Corp.(A)	3,480	39,289
	ADMA Biologics, Inc.(A)	3,984	36,454
	Alkermes plc ADR(A)	3,144	94,792
	AMN Healthcare Services, Inc.(A)	1,512	28,320
	Amneal Pharmaceuticals, Inc.(A)	9,216	110,131
	Amphastar Pharmaceuticals, Inc.(A)	2,424	46,589
	Aurinia Pharmaceuticals, Inc. ADR(A)	600	8,388
	biote Corp.(A)	2,592	3,370
	Collegium Pharmaceutical, Inc.(A)	2,064	66,027
	Concentra Group Holdings Parent, Inc.	5,904	124,279
	CONMED Corp.	672	22,505
	Electromed, Inc.(A)	72	1,752
	Embecta Corp.	4,728	41,796
	The Ensign Group, Inc.	1,512	303,020
	Harmony Biosciences Holdings, Inc.(A)	3,336	89,738
	HealthStream, Inc.	1,032	21,765
	Innoviva, Inc.(A)	3,288	75,328
	iRadimed Corp.	48	4,558
	Ironwood Pharmaceuticals, Inc.(A)	13,704	44,264
	Lantheus Holdings, Inc.(A)	2,664	194,712
	Mednax, Inc.(A)	960	19,968
	Merit Medical Systems, Inc.(A)	672	46,126
	Mesa Laboratories, Inc.	144	12,250

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	MiMedx Group, Inc.(A)	1,176	$4,539
	Option Care Health, Inc.(A)	7,608	205,416
	Owens & Minor, Inc.(A)	1,392	3,007
	Prestige Consumer Healthcare Inc.(A)	2,544	148,849
	Pro-Dex, Inc.(A)	72	3,416
	Progyny, Inc.(A)	432	7,331
	Protalix BioTherapeutics, Inc. ADR(A)	1,920	4,013
	Puma Biotechnology, Inc.(A)	3,096	18,978
	Rigel Pharmaceuticals, Inc.(A)	288	7,407
	Select Medical Holdings Corp.	2,424	39,487
	SIGA Technologies, Inc.	1,968	10,352
	Tactile Systems Technology, Inc.(A)	120	3,106
	Varex Imaging Corp.(A)	264	2,730
			1,894,926

16.57%	INDUSTRIALS
	ABM Industries, Inc.	288	10,909
	Alamo Group, Inc.	120	19,718
	Albany International Corp.	192	9,683
	Allegiant Travel Co.(A)	360	27,562
	Alta Equipment Group, Inc.	1,152	6,013
	ArcBest Corp.	120	11,214
	Array Technologies, Inc.(A)	4,008	27,575
	Atkore, Inc.	1,344	78,154
	Atmus Filtration Technologies, Inc.	3,600	197,352
	Boise Cascade Co.	768	57,562
	BrightView Holdings, Inc.(A)	816	9,449
	Chart Industries, Inc.(A)	600	124,080
	Cimpress plc ADR(A)	1,104	80,316
	Concrete Pumping Holdings, Inc.	312	2,112
	Corecivic, Inc.(A)	1,272	24,257
	Costamare, Inc. ADR	912	14,838
	CSG Systems International, Inc.	792	63,241
	Deluxe Corp.	1,824	49,905
	DNOW, Inc.(A)	456	5,299

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
Fluor Corp.(A)	1,224	$53,587
Forrester Research, Inc.(A)	504	2,858
Franklin Covey Co.(A)	192	2,980
Genco Shipping & Trading Ltd. ADR	120	2,659
The GEO Group, Inc.(A)	2,160	35,251
Gibraltar Industries, Inc.(A)	696	27,492
Griffon Corp.	1,152	81,251
Hillman Solutions Corp.(A)	1,152	9,181
HNI Corp.	793	26,018
Hub Group, Inc.	168	5,929
Huron Consulting Group, Inc.(A)	624	78,668
Hyster-Yale, Inc.	696	22,119
ICF International, Inc.	720	47,369
Janus International Group, Inc.(A)	7,128	35,212
Karat Packaging, Inc.	288	7,920
Kennametal, Inc.	168	5,841
Kforce, Inc.	336	9,912
Korn Ferry	360	22,640
Luxfer Holdings plc ADR	216	2,577
Marten Transport Ltd.	384	4,938
Matrix Service, Co.(A)	216	2,398
Matson, Inc.	816	128,406
Maximus, Inc.	2,832	184,165
Miller Industries, Inc.	264	11,991
Nextpower, Inc.(A)	3,720	418,537
NWPX Infrastructure, Inc.(A)	48	3,636
Pangaea Logistics Solutions Ltd. ADR	1,104	7,596
Quad/Graphics, Inc.	2,568	17,154
RCM Technologies, Inc.(A)	216	4,177
Safe Bulkers, Inc. ADR	1,272	7,759
Shoals Technologies Group, Inc.(A)	1,224	7,650
SkyWest, Inc.(A)	624	55,143
Sun Country Airlines Holdings(A)	1,032	16,378
Tecnoglass, Inc. ADR	744	32,096
Tennant Co.	216	13,895

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	TriNet Group, Inc.	3,000	$113,220
	Trinity Industries, Inc.	1,440	45,158
	UFP Industries, Inc.	696	62,626
	UniFirst Corporation of Massachusetts	24	5,984
	Upwork, Inc.(A)	1,632	17,250
	V2X, Inc.(A)	1,416	94,745
	Verra Mobility Corp.(A)	8,256	116,740
	Virco Mfg. Corp.	480	3,010
			2,686,288

11.86%	INFORMATION TECHNOLOGY
	8x8, Inc.(A)	2,976	4,851
	A10 Networks, Inc.	936	20,929
	ACI Worldwide, Inc.(A)	3,336	134,474
	Adeia, Inc.	3,360	77,717
	Advanced Energy Industries, Inc.	264	78,749
	Alpha & Omega Semiconductor Ltd. ADR(A)	96	2,000
	ASGN, Inc.(A)	1,728	66,079
	Axcelis Technologies, Inc.(A)	792	71,621
	Belden, Inc.	552	61,184
	Blackbaud, Inc.(A)	984	37,274
	Box, Inc.(A)	2,736	63,804
	Clearwater Analytics Holdings, Inc.(A)	2,160	50,868
	Climb Global Solutions, Inc.	192	3,723
	Consensus Cloud Solutions, Inc.(A)	1,416	33,503
	CTS Corp.	168	7,836
	Daktronics, Inc.(A)	576	11,007
	Diebold Nixdorf, Inc.(A)	1,968	144,845
	Digi International, Inc.(A)	144	6,742
	Diodes, Inc.(A)	240	15,439
	eGain Corp.(A)	432	3,396
	ePlus, Inc.	384	28,270
	EverCommerce, Inc.(A)	2,064	24,314
	Fabrinet ADR(A)	432	212,492
	FormFactor, Inc.(A)	504	46,071

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	The Hackett Group, Inc.	672	$8,635
	Harmonic, Inc.(A)	2,064	18,266
	I3 Verticals, Inc.(A)	72	1,649
	Immersion Corporation	768	4,201
	Insight Enterprises, Inc.(A)	984	63,399
	InterDigital, Inc.	792	233,402
	Kimball Electronics, Inc.(A)	72	1,680
	Kulicke & Soffa Industries, Inc. ADR	72	4,449
	Mitek Systems, Inc.(A)	624	8,249
	OneSpan, Inc.	528	5,370
	Ooma, Inc.(A)	360	5,144
	PC Connection, Inc.	216	12,362
	PDF Solutions, Inc.(A)	120	3,706
	Penguin Solutions, Inc.(A)	1,032	16,760
	Photronics, Inc.(A)	600	22,188
	Plexus Corp.(A)	312	60,207
	Power Integrations, Inc.	384	18,386
	Qualys, Inc.(A)	624	54,862
	Sanmina Corp.(A)	336	41,674
	ScanSource, Inc.(A)	360	12,917
	Sprinkler, Inc. Class A(A)	1,392	8,268
	Synaptics, Inc.(A)	504	32,800
	Veeco Instruments, Inc.(A)	168	5,515
	Viavi Solutions, Inc.(A)	1,944	61,839
	VTEX ADR(A)	1,248	4,892
	Xperi, Inc.(A)	912	5,062
			1,923,070

4.32%	MATERIALS
	AdvanSix, Inc.	456	10,999
	Alpha Metallurgical Resources(A)	216	46,276
	Cabot Corp.	1,416	106,922
	The Chemours Co.	3,024	64,109
	Commercial Metals Co.	1,728	103,835
	Constellium SE ADR(A)	2,808	64,752

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

		Shares	Value
	Innospec, Inc.	504	$36,888
	LSB Industries, Inc.(A)	408	6,438
	Minerals Technologies, Inc.	48	3,367
	O-I Glass, Inc.(A)	2,712	27,635
	Ryerson Holding Corp.	336	7,422
	SunCoke Energy, Inc.	2,232	14,687
	Sylvamo Corp.	2,088	86,568
	TimkenSteel Corp.(A)	600	9,720
	Warrior Met Coal, Inc.	936	88,190
	Worthington Steel, Inc.	768	22,057
			699,865

3.94%	REAL ESTATE
	Apple Hospitality REIT, Inc.	1,320	15,193
	Broadstone Net Lease, Inc. REIT	744	13,824
	COPT Defense Properties REIT	1,512	46,766
	DiamondRock Hospitality Co. REIT	1,848	17,353
	Douglas Emmett, Inc. REIT	3,384	31,640
	Global Medical REIT, Inc.	72	2,365
	NexPoint Residential Trust, Inc. REIT	289	7,187
	One Liberty Properties, Inc. REIT	216	4,672
	Outfront Media, Inc. REIT	3,264	83,787
	RLJ Lodging Trust REIT	936	7,039
	Ryman Hospitality Properties, Inc. REIT	3,504	319,460
	Tanger Factory Outlet Centers, Inc. REIT	2,400	81,648
	Xenia Hotels & Resorts, Inc. REIT	504	7,389
			638,323

2.38%	UTILITIES
	Avista Corp.	2,808	113,612
	Consolidated Water Co. Ltd. ADR	840	27,728
	Montauk Renewables, Inc.(A)	6,408	7,625
	Southwest Gas Corp.	2,712	236,785
			385,750

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

	Shares	Value
92.30%	TOTAL COMMON STOCKS	$14,963,503
	(Cost: $16,046,591)

92.30%	TOTAL INVESTMENTS
	(Cost: $16,046,591)	14,963,503
7.70%	Other assets, net of liabilities	1,247,855
100.00%	NET ASSETS	$16,211,358

(A)Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

QUARTERLY REPORT

APPLIED FINANCE IVS US SMID ETF

Schedule of Investments - continuedMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$14,963,503	$—	$—	$14,963,503
	$14,963,503	$—	$—	$14,963,503

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,046,591, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$532,220
Gross unrealized depreciation	(1,615,307)
Net unrealized appreciation	$(1,083,088)